Note 5 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of net (loss) earnings from discontinued operations [text block]
	2021	2020
Revenue	$264,159	$988,947
Cost of sales
Production costs	72,613	202,191
Depreciation	57,912	209,476
Standby costs	—	6,728
Earnings from mine operations	133,634	570,552
Revenue-based taxes	36,984	138,493
Exploration and development costs	8,826	15,905
Other operating expenses	3,380	21,852
Loss on the change of control of the Kumtor Mine	926,350	—
Earnings (loss) from operations	(841,906)	394,302
Other non-operating (income) expenses	(13,290)	781
Finance costs	101	1,123
Net (loss) earnings before income tax	$(828,717)	$392,398
Net (loss) earnings from discontinued operations	$(828,717)	$392,398

Disclosure of assets and liabilities of discontinued operations [text block]
Current assets
Amounts receivable	$38,238
Inventories	333,556
Non-current assets
Property, plant and equipment	629,374
Reclamation deposits	52,918
Other non-current assets	11,884
Assets derecognized	$1,065,970
Current liabilities
Accounts payable and accrued liabilities	63,271
Revenue-based taxes payable	17,003
Other current liabilities	325
Non-current liabilities
Provision for reclamation	56,451
Other non-current liabilities	2,570
Liabilities derecognized	$139,620
Net assets derecognized	$926,350